LOANS PAYABLE — RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Loans Payable Related Parties
SCHEDULE OF LOANS FROM RELATED PARTIES

Loans from related parties as of December 31, 2022 and 2021 consist of the following:

	As of December 31,
	2022	2021
Loan payable to related parties for the acquisition of Wealth Dynamics Current portion	$—	$425,551
Non-current portion.	—	—
Subtotal	—	425,551
Other loans payable to related parties, current	2,932,090	—
Other loans payable to related parties, non-current	1,729	—
Total loans payable to related parties	$2,933,819	$425,551